Investments in associates - Summary financial information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 20, 2017	Dec. 31, 2018 USD ($) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of associates [line items]
Current assets		$ 6,149,591	$ 6,149,591	$ 4,168,984	$ 3,683,753
Non-current assets		8,274,729	8,274,729	7,749,467	6,431,525
Current liabilities		(2,859,228)	(2,859,228)	(1,906,779)	(1,980,900)
Non-current liabilities		(2,641,512)	(2,641,512)	(3,290,337)	(2,731,151)
Equity attributable to owners		5,453,966	5,453,966	5,168,960	4,150,674
Non-controlling interests		2,905,766	2,905,766	1,488,302	1,252,553
Total revenue			3,359,984	3,101,175	2,914,180
Profit (loss) attributable to owners			134,055	179,679	376,630
Profit (loss) attributable to the non-controlling interests			(56,844)	(53,256)	(60,196)
Profit (loss) for the year			77,211	126,423	316,434
Other comprehensive income (loss) for the period			141	73,054	(51,330)
Total comprehensive income (loss) for the period			77,352	199,477	265,104
Total comprehensive loss attributable to owners			133,977	251,135	326,191
Total comprehensive loss attributable to the non-controlling interests			(56,625)	(51,658)	(61,087)
JCET
Disclosure of associates [line items]
Current assets		1,803,128	1,803,128	1,401,575
Non-current assets		3,456,513	3,456,513	3,305,615
Current liabilities		(2,214,747)	(2,214,747)	(1,639,114)
Non-current liabilities		(1,081,027)	(1,081,027)	(1,661,532)
Net assets		1,963,867	1,963,867	1,406,544
Equity attributable to owners		1,942,894	1,942,894	1,385,372
Non-controlling interests		20,973	20,973	21,172
Total revenue			3,645,925	958,087
Profit (loss) attributable to owners			28,439	11,480
Profit (loss) attributable to the non-controlling interests			3,252	628
Profit (loss) for the year			31,691	12,108
Other comprehensive income (loss) for the period			47,529	(19,986)
Total comprehensive income (loss) for the period			79,220	(7,878)
Total comprehensive loss attributable to owners			76,299	(8,496)
Total comprehensive loss attributable to the non-controlling interests			2,921	$ 618
Dividends received from the associate during the period			$ 761
Proportion of ownership interest and voting power (as a percent)			14.30%	14.30%
Value of ownership interest in associate		277,446	$ 277,446	$ 197,832
Valuation premium		338,967	338,967	340,561
Carrying amount of the Group's interest in associate		$ 616,413	$ 616,413	538,393
Price per share | (per share)		$ 8.24	$ 1.20
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Disclosure of associates [line items]
Current assets		$ 2,423,414	$ 2,423,414	1,038,538	702,570
Non-current assets		4,056,971	4,056,971	3,464,412	1,859,267
Current liabilities		(1,441,959)	(1,441,959)	(523,228)	(117,287)
Non-current liabilities		(3,241,264)	(3,241,264)	(2,509,732)	(1,653,206)
Net assets		1,797,162	1,797,162	1,469,990	791,344
Equity attributable to owners		1,682,794	1,682,794	1,366,367	776,959
Non-controlling interests		114,368	114,368	103,623	14,385
Total revenue			214,515	215,538	36,085
Profit (loss) attributable to owners			48,505	39,003	12,938
Profit (loss) attributable to the non-controlling interests			1,610	460	48
Profit (loss) for the year			50,115	39,463	12,986
Other comprehensive income (loss) for the period			16,253	(10,206)	3,594
Total comprehensive income (loss) for the period			66,368	29,257	16,580
Total comprehensive loss attributable to owners			64,758	28,797	16,532
Total comprehensive loss attributable to the non-controlling interests			$ 1,610	460	$ 48
Dividends received from the associate during the period				$ 255
Proportion of ownership interest and voting power (as a percent)	7.44%		7.40%	8.10%	11.40%
Value of ownership interest in associate		125,156	$ 125,156	$ 110,162	$ 88,651
Dividend received in advance			(316)
Less: unrealized profit from NSI			(580)
Carrying amount of the Group's interest in associate		124,260	124,260	110,162	$ 88,651
NSI
Disclosure of associates [line items]
Current assets		137,120	137,120
Non-current assets		146,664	146,664
Current liabilities		(18,291)	(18,291)
Net assets		265,493	$ 265,493
Total revenue				4,186
Profit (loss) for the year				3,131
Total comprehensive income (loss) for the period				$ 3,131
Proportion of ownership interest and voting power (as a percent)			38.60%
Value of ownership interest in associate		102,405	$ 102,405
Valuation premium		1,509	1,509
Less: unrealized profit from NSI			(816)
Carrying amount of the Group's interest in associate		$ 103,098	$ 103,098